Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Table Text Block]
Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of March 31, 2016:

		Remaining
	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$901,000	$53,000	$212,000	$212,000	$212,000	$212,000	$-
Primsol business	1,250,000	1,000,000	250,000	-	-	-	-
Manufacturing agreement	1,000,000	1,000,000	-	-	-	-	-
Office Lease	351,000	34,000	142,000	145,000	30,000	-	-
Sponsored research agreement with related party	298,000	18,000	70,000	70,000	70,000	70,000	-
	$3,800,000	$2,105,000	$674,000	$427,000	$312,000	$282,000	$-

Commitments and contingencies are described below and summarized by the following table as of June 30, 2015:

	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$1,800,000	$360,000	$360,000	$360,000	$360,000	$360,000	$—
ProstaScint Inventory Transfer	500,000	500,000	—	—	—	—	—
Sponsored research agreement with related party	350,000	70,000	70,000	70,000	70,000	70,000	—
Clinical research and trial obligations	329,000	329,000	—	—	—	—	—
Manufacturing	133,000	133,000	—	—	—	—	—
Office Lease	110,000	35,000	36,000	36,000	3,000	—	—
	$3,222,000	$1,427,000	$466,000	$466,000	$433,000	$430,000	$—

Schedule of Rent Expense [Table Text Block]	Rent expense for the respective periods is as follows:
	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015

Rent expense	$35,000	$3,000	$86,000	$43,000

Rent expense for the respective periods is as follows:
	Years Ended June 30,
	2015	2014

Rent expense	$51,000	$11,000